DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	APPAREL & TEXTILE PRODUCTS - 1.9%
2,593	Carter's, Inc.(a)	$ 168,493

	ASSET MANAGEMENT - 4.0%
380	Ameriprise Financial, Inc.(a)	178,528
1,612	T Rowe Price Group, Inc.(a)	175,595
		354,123
	BEVERAGES - 1.9%
988	PepsiCo, Inc.	168,009

	BIOTECH & PHARMA - 9.6%
512	Amgen, Inc.	164,972
2,163	Gilead Sciences, Inc.(a)	181,345
1,030	Johnson & Johnson	166,922
5,887	Royalty Pharma PLC, Class A(a)	166,543
14,146	Viatris, Inc.(a)	164,235
		844,017
	CHEMICALS - 1.9%
1,731	LyondellBasell Industries N.V., Class A	166,003

	CONTAINERS & PACKAGING - 4.0%
14,938	Amcor PLC	169,248
4,890	Sealed Air Corporation	177,506
		346,754
	DIVERSIFIED INDUSTRIALS - 4.0%
822	Honeywell International, Inc.	169,916
675	Illinois Tool Works, Inc.	176,897
		346,813
	ELECTRIC UTILITIES - 4.2%
5,901	Clearway Energy, Inc., Class C	181,043
2,010	NRG Energy, Inc.	183,111
		364,154
	FOOD - 1.9%
885	Hershey Company (The)(a)	169,725

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.8%
474	Cigna Group (The)	$ 164,213
8,389	Premier, Inc., Class A	167,780
		331,993
	INDUSTRIAL SUPPORT SERVICES - 2.0%
2,503	Fastenal Company(a)	178,764

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
792	CME Group, Inc.	174,755

	INSURANCE - 3.9%
1,279	American Financial Group, Inc.(a)	172,154
5,324	Lincoln National Corporation	167,759
		339,913
	LEISURE FACILITIES & SERVICES - 4.0%
1,081	Darden Restaurants, Inc.	177,425
10,100	Wendy's Company (The)	176,952
		354,377
	MACHINERY - 2.1%
480	Caterpillar, Inc.	187,738

	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,509	Abbott Laboratories	172,041

	OIL & GAS PRODUCERS - 7.4%
11,492	Antero Midstream Corporation	172,955
3,816	Devon Energy Corporation	149,282
1,165	Valero Energy Corporation	157,310
3,734	Williams Companies, Inc. (The)(a)	170,457
		650,004
	RETAIL - CONSUMER STAPLES - 2.0%
1,112	Target Corporation	173,317

	RETAIL - DISCRETIONARY - 6.0%
1,702	Best Buy Company, Inc.(a)	175,817

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RETAIL - DISCRETIONARY - 6.0% (Continued)
831	Ferguson Enterprises, Inc.(a)	$ 165,012
8,813	Kohl's Corporation(a)	185,953
		526,782
	RETAIL REIT - 2.0%
1,021	Simon Property Group, Inc.	172,569

	SEMICONDUCTORS - 5.6%
2,080	Microchip Technology, Inc.	167,004
978	QUALCOMM, Inc.	166,309
1,559	Skyworks Solutions, Inc.	153,982
		487,295
	SPECIALTY FINANCE - 7.8%
661	American Express Company	179,262
1,163	Capital One Financial Corporation(a)	174,136
3,459	OneMain Holdings, Inc.(a)	162,815
3,400	Synchrony Financial	169,592
		685,805
	SPECIALTY REITS - 2.1%
1,359	Lamar Advertising Company, Class A(a)	181,563

	TECHNOLOGY HARDWARE - 2.1%
3,381	Cisco Systems, Inc.(a)	179,937

	TECHNOLOGY SERVICES - 6.1%
803	Broadridge Financial Solutions, Inc.	172,669
845	International Business Machines Corporation	186,812
1,303	Paychex, Inc.(a)	174,850
		534,331
	TELECOMMUNICATIONS - 2.1%
4,090	Verizon Communications, Inc.	183,682

	TRANSPORTATION & LOGISTICS - 1.9%
667	Union Pacific Corporation	164,402

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TOTAL COMMON STOCKS (Cost $8,057,493)	$ 8,607,359

	SHORT-TERM INVESTMENTS — 30.2%
	COLLATERAL FOR SECURITIES LOANED - 28.3%
2,472,431	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $2,472,431)(b),(c)	2,472,431

	MONEY MARKET FUNDS - 1.9%
167,849	Fidelity Investments Money Market Government Portfolio, Class I, 4.83% (Cost $167,849)(c)	167,849

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,640,280)	2,640,280

	TOTAL INVESTMENTS - 128.5% (Cost $10,697,773)	$ 11,247,639
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.5)%	(2,497,506)
	NET ASSETS - 100.0%	$ 8,750,133

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $2,415,829.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $2,472,431 at September 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 2.1%
2,903	Ameriprise Financial, Inc.	$ 1,363,858

	BANKING - 1.8%
87,148	NU Holdings Ltd./Cayman Islands, Class A(a)	1,189,570

	BEVERAGES - 1.9%
18,002	Coca-Cola Company (The)	1,293,624

	BIOTECH & PHARMA - 3.8%
3,908	Amgen, Inc.	1,259,197
3,588	United Therapeutics Corporation(a)	1,285,759
		2,544,956
	CONSTRUCTION MATERIALS - 2.1%
3,078	Carlisle Companies, Inc.	1,384,331

	ELECTRIC UTILITIES - 2.1%
15,346	NRG Energy, Inc.	1,398,021

	ELECTRICAL EQUIPMENT - 8.4%
19,342	Amphenol Corporation, Class A	1,260,325
2,210	Lennox International, Inc.	1,335,481
3,607	Trane Technologies PLC	1,402,149
15,712	Vertiv Holdings Company	1,563,187
		5,561,142
	FOOD - 1.9%
28,008	Pilgrim's Pride Corporation(a)(b)	1,289,768

	HEALTH CARE FACILITIES & SERVICES - 5.9%
8,644	DaVita, Inc.(a)(b)	1,417,011
3,672	Medpace Holdings, Inc.(a)	1,225,714
7,867	Tenet Healthcare Corporation(a)	1,307,495
		3,950,220

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.1%
1,325	WW Grainger, Inc.	$ 1,376,423

	INSURANCE - 5.9%
11,821	Aflac, Inc.	1,321,589
11,536	Arch Capital Group Ltd.(a)	1,290,648
5,173	Progressive Corporation (The)	1,312,700
		3,924,937
	INTERNET MEDIA & SERVICES - 6.3%
2,503	Meta Platforms, Inc., Class A	1,432,818
1,860	Netflix, Inc.(a)	1,319,242
3,805	Spotify Technology S.A.(a)	1,402,257
		4,154,317
	LEISURE FACILITIES & SERVICES - 1.6%
11,879	Light & Wonder, Inc.(a)	1,077,782

	MEDICAL EQUIPMENT & DEVICES - 2.0%
5,324	ResMed, Inc.(b)	1,299,695

	OIL & GAS PRODUCERS - 5.8%
87,734	Antero Midstream Corporation	1,320,396
2,511	Murphy USA, Inc.	1,237,597
28,503	Williams Companies, Inc. (The)	1,301,162
		3,859,155
	RETAIL - CONSUMER STAPLES - 2.1%
16,892	Walmart, Inc.	1,364,029

	RETAIL - DISCRETIONARY - 5.6%
4,864	Burlington Stores, Inc.(a)	1,281,567
5,506	Dick's Sporting Goods, Inc.(b)	1,149,102
11,125	TJX Companies, Inc. (The)	1,307,632
		3,738,301
	RETAIL REIT - 2.0%
7,796	Simon Property Group, Inc.	1,317,680

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 11.5%
8,013	Broadcom, Inc.	$ 1,382,242
8,955	Cirrus Logic, Inc.(a)	1,112,301
1,592	KLA Corporation	1,232,861
1,396	Monolithic Power Systems, Inc.	1,290,602
10,929	NVIDIA Corporation	1,327,217
7,469	QUALCOMM, Inc.	1,270,103
		7,615,326
	SOFTWARE - 7.9%
4,705	Crowdstrike Holdings, Inc., Class A(a)	1,319,611
3,597	Palo Alto Networks, Inc.(a)	1,229,455
18,406	Pegasystems, Inc.	1,345,295
1,526	ServiceNow, Inc.(a)	1,364,839
		5,259,200
	SPECIALTY FINANCE - 4.0%
5,044	American Express Company	1,367,933
25,957	Synchrony Financial	1,294,735
		2,662,668
	TECHNOLOGY HARDWARE - 4.0%
3,692	Arista Networks, Inc.(a)	1,417,063
7,118	Garmin Ltd.	1,252,982
		2,670,045
	TECHNOLOGY SERVICES - 6.2%
6,454	International Business Machines Corporation(b)	1,426,850
2,675	Moody's Corporation	1,269,528
13,666	Parsons Corporation(a)(b)	1,416,891
		4,113,269
	TELECOMMUNICATIONS - 2.0%
6,565	T-Mobile US, Inc.	1,354,753

	TOTAL COMMON STOCKS (Cost $57,754,369)	65,763,070

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.5%
	COLLATERAL FOR SECURITIES LOANED - 11.4%
7,549,974	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $7,549,974)(c),(d)	$ 7,549,974

	MONEY MARKET FUNDS - 1.1%
756,873	Fidelity Investments Money Market Government Portfolio, Class I, 4.83% (Cost $756,873)(d)	756,873

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,306,847)	8,306,847

	TOTAL INVESTMENTS - 111.5% (Cost $66,061,216)	$ 74,069,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.5)%	(7,639,637)
	NET ASSETS - 100.0%	$ 66,430,280

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $7,475,106.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $7,549,974 at September 30, 2024.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.